Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2022
32. Variable Interest Entities
NSPML's consolidated summarized balance sheets
As at December 31, 2022 December 31, 2021
Maximum Maximum
millions of dollars
Total
assets
exposure to
loss
Total
assets

exposure to
loss
Unconsolidated VIEs in which Emera has variable interests
NSPML (equity accounted) $

501 $

6 $

533 $

11